Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 399,608,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,185.86
Total Offset Amount	0.00
Net Fee	55,185.86
Narrative - Max Aggregate Offering Price	$ 399,608,000.00
Final Prospectus	true